Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Trade And Other Receivables [Abstract]
Schedule of Trade and Other Receivables

17. Trade and other receivables continued

At 31 March	2019 £m	2018 £m	2017 £m

Current
Trade receivables	1,732	1,741	1,774
Prepayments[a]	698	1,103	733
Accrued income[b]	34	777	955
Deferred contract costs[c]	417	-	-
Other receivables[d]	341	393	373
	3,222	4,014	3,835

At 31 March	2019 £m	2018 £m	2017 £m
Non-current
Other assets[e]	173	317	360
Deferred contract costs[c]	272	-	-
	445	317	360

[a] 2017/18 includes £325m in respect of the acquisition of Spectrum.

[b] Accrued income recognised in prior years has been substantially reclassified to contract assets on adoption of IFRS 15. See notes 1 and 2.

[c] Deferred contract costs arise following adoption of IFRS 15 on 1 April 2018. See notes 1 and 2.

[d] Other receivables includes assets held for sale of £nil. (2017/18: £nil, 2016/17: £22m). £89m assets held for sale as at 31 March 2019 are presented separately on the face of the balance sheet.

[e] Other assets comprise prepayments and leasing debtors. Included in prior year comparatives are costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts (2017/18: £145m, 2016/17: £163m), which are presented within deferred contract costs following adoption of IFRS 15.

Summary of Trade Receivables After Deducting Allowances for Doubtful Debts

Trade receivables are stated after deducting allowances for doubtful debts, as follows:

	2019 £m	2018 £m	2017 £m
At 1 April	375	303	195
Expense	95	129	211
Utilised	(165)	(61)	(114)
Exchange differences	(6)	4	11
At 31 March	299	375	303

Summary of Trade Receivables Past Due and Not Specifically Impaired	Trade receivables are due as follows:
			Past due and not specifically impaired
At 31 March	Not past due £m	Trade receivables specifically impaired net of provision £m	Between 0 and 3 months £m	Between 3 and 6 months £m	Between 6 and 12 months £m	Over 12 months £m	Total £m
2019	1,229	34	371	42	40	16	1,732
2018	1,251	61	293	44	25	67	1,741
2017	1,184	146	292	17	41	94	1,774

Schedule of Trade Receivables Not Past Due and Accrued Income

Trade receivables not past due and accrued income are analysed below by customer-facing unit.

	Trade receivables not past due			Accrued income
At 31 March	2019 £m	2018 £m	2017 £m	2019 £m	2018 £m	2017 £m
Consumer	457	—	—	32	—	—
Enterprise	274	—	—	2	—	—
Global Services	498	477	444	-	222	297
Openreach	-	61	1	-	67	78
BT Consumer	-	157	128	-	86	90
EE	-	206	335	-	122	170
Business and Public Sector	-	253	200	-	134	151
Wholesale and Ventures	-	92	75	-	145	167
Other	-	5	1	-	1	2
Total	1,229	1,251	1,184	34	777	955

Summary of the Movement on Deferred Costs	The following table shows the movement on deferred costs:
	Deferred connection costs £m	Deferred contract acquisition costs - commissions £m	Deferred contract acquisition costs - dealer incentives £m	Transition and transformation £m	Total £m

At 1 April 2018	7	85	416	161	669
Additions	15	76	446	32	569
Amortisation	(14)	(76)	(426)	(53)	(569)
Impairment	-	(5)	(4)	(1)	(10)
Other	23	6	-	1	30
At 31 March 2019	31	86	432	140	689